Right-of-use assets and lease liabilities (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use assets rollforward
Balance at the beginning	$ 980
Balance at the end	994	$ 980
Lease liabilities
Lease liabilities rollforward
Balance at the beginning	1,506	1,383
Additions	273	414
Remeasurements (1)	90	87
Disposals	47	(27)
Finance cost	158	133
Repayment of borrowings (capital)	(506)	(452)
Payment of interests	(135)	(111)
Transfers	84	12
Exchange difference	(121)	67
Balance at the end	1,396	1,506
Pipelines
Right-of-use assets rollforward
Balance at the beginning	14	12
Additions	25	30
Depreciation of the year	(24)	(21)
Remeasurements		1
Disposals	(1)	(10)
Exchange difference	(6)	2
Balance at the end	8	14
Lands and buildings
Right-of-use assets rollforward
Balance at the beginning	228	245
Additions	98	52
Depreciation of the year	(98)	(51)
Remeasurements	7	3
Impairment Loss (Note 18)	7	(6)
Disposals	109	(2)
Exchange difference	(79)	(13)
Balance at the end	272	228
Plant and equipment
Right-of-use assets rollforward
Balance at the beginning	459	436
Additions	44	97
Depreciation of the year	(136)	(140)
Remeasurements	82	89
Impairment Loss (Note 18)	18	(20)
Disposals	7	(3)
Effect of loss of control in subsidiaries		(3)
Exchange difference	(16)	3
Balance at the end	458	459
Vehicles
Right-of-use assets rollforward
Balance at the beginning	279	149
Additions	106	235
Depreciation of the year	(121)	(107)
Remeasurements	1	(6)
Disposals	(1)	(1)
Exchange difference	(8)	9
Balance at the end	256	279
Right-of-use assets
Right-of-use assets rollforward
Balance at the beginning	980	842
Additions	273	414
Depreciation of the year	(379)	(319)
Remeasurements	90	87
Impairment Loss (Note 18)	25	(26)
Disposals	114	(16)
Effect of loss of control in subsidiaries		(3)
Exchange difference	(109)	1
Balance at the end	$ 994	$ 980